787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 9, 2020

VIA EDGAR

Samantha A. Brutlag

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Definitive Proxy Materials for

BlackRock New York Municipal Bond Trust (File No. 811-21037)

Dear Ms. Brutlag:

On behalf of BlackRock New York Municipal Bond Trust (the “Target Fund”), we hereby transmit for filing the definitive proxy materials consisting of a Notice of Special Meeting of Stockholders, a Proxy Statement and a Form of Voting Instruction Card (the “Definitive Proxy Materials”) to be used in connection with the Special Meeting of Stockholders of the Target Fund to be held on August 21, 2020 (the “Meeting”) to seek preferred shareholder approval of an Agreement and Plan of Merger (“Merger Agreement”) providing for the merger of the Target Fund with and into a Massachusetts limited liability company and a wholly-owned subsidiary of BlackRock New York Municipal Opportunities Fund (the “Acquiring Fund”), a series of the BlackRock Multi-State Municipal Series Trust (the “Acquiring Trust”), with the Target Fund’s common shares being converted into newly issued Investor A shares of the Acquiring Fund (the “Merger”).

This letter responds to the comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the undersigned by telephone on June 18, 2020, regarding the preliminary proxy materials to be used in connection with the Meeting (the “Preliminary Proxy Materials”) that were filed with the Commission on June 12, 2020. The Staff’s comments are summarized below in italicized text. We have discussed the Staff’s comments with representatives of the Target Fund. The Target Fund’s responses to the Staff’s comments are set out immediately under the restated comment. Please note that we have not independently verified information provided by the Target Fund. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Preliminary Proxy Materials.

NEW YORK    WASHINGTON    HOUSTON     PALO ALTO    SAN FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN     ROME

July 9, 2020

Comment No. 1:	To the extent that the Staff’s comments to the Acquiring Trust’s Registration Statement on Form N-14 relating to the Merger (the “Registration Statement”) are applicable to the Preliminary Proxy Materials, please address those comments.

Response:	The Definitive Proxy Materials incorporate all applicable changes made in response to the Staff’s comments to the Registration Statement.

Comment No. 2:	Questions and Answers. The response to the question “Why is the Merger being recommended by the Target Board?” indicates that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Merger. Please clarify that this statement applies to common shareholders and that preferred shareholders will be redeemed at the liquidation preference of the preferred shares prior to the closing of the Merger.

Response:	The requested revision has been made.

Comment No. 3:	Please ensure that any negative factors or disadvantages to the Target Fund’s preferred shareholders associated with the Merger are disclosed. In addition, if the Target Board considered any such negative factors or disadvantages to the Target Fund’s preferred shareholders, please disclose such other factors in the list of the factors that the Target Board considered.

Response:	The requested disclosure has been added.

Comment No. 4:	If the same form of proxy card is to be used for the Target Fund’s preferred and common shareholders, please clarify which proposals apply to which shareholders. If different forms of proxy cards are to be used, please revise the Form of Proxy Card for preferred shareholders that was filed with the Preliminary Proxy Materials to refer consistently to “holders of the Target Fund’s preferred shares” in the descriptions of Proposal 1A and Proposal 1B, in line with the descriptions of the proposals in the Notice of Special Meeting.

Response:	The Target Fund confirms that different forms of proxy cards will be used for the Target Fund’s common shareholders and preferred shareholders. Accordingly, the requested revision has been made to the Form of Proxy Card for preferred shareholders included in the Definitive Proxy Materials.

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July 9, 2020

Please do not hesitate to contact me at (212) 728-8955 if you have comments or if you require additional information regarding the definitive proxy materials or the Target Fund.

Respectfully submitted,

/s/ Bissie K. Bonner

Bissie K. Bonner

cc:	Dean A. Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP